LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the three and nine months ended September 30, 2024 and 2023, are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Amortization of right-of-use asset - finance lease	$96,243	$32,081	$288,729	$32,081
Interest on lease liabilities - finance lease	21,533	8,634	67,318	8,634
Operating lease cost	33,198	9,972	93,029	9,972
Total lease cost	$150,974	$50,687	$449,076	$50,687

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(91,038)	$—	$(270,143)	$(8,433)
Operating cash flows from operating leases	(203)	—	(1,235)	—

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the year ended December 31, 2023, and 2022 are as follows:

Components of lease expense:	2023	2022
Amortization of right-of-use assets - finance lease	$128,324	$—
Interest on lease liabilities - finance lease	33,838	—
Operating lease cost	39,887	—
Total lease cost	$202,049	$—

SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES

Supplemental balance sheet information relating to leases was as follows as of September 30, 2024, and December 31, 2023:

Operating leases:	September 30, 2024	December 31, 2023
Operating lease right-of-use asset	$493,687	$370,312
Operating lease liability, current	$124,710	$94,708
Operating lease liability, long-term	$375,139	$283,001

Finance leases:	September 30, 2024	December 31, 2023
Finance lease right-of-use asset, gross	$1,294,168	$1,294,168
Accumulated amortization	(417,053)	(128,324)
Finance lease right-of-use asset, net	$877,115	$1,165,844
Finance lease liability, current portion	$387,780	$365,463
Finance lease liability, long-term	543,007	835,467
Total finance lease liabilities	$930,787	$1,200,930

Weighted-average remaining lease term:	September 30, 2024	December 31, 2023
Operating leases (in years)	4.17	3.58
Finance leases (in years)	2.60	3.25

Weighted-average discount rate:	September 30, 2024	December 31, 2023
Operating leases	7.43%	8.07%
Finance leases	8.02%	8.01%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE

Future minimum lease payments under non-cancellable lease as of September 30, 2024, are as follows:

	Operating Leases	Finance Leases
Remaining for 2024	$39,341	$112,126
2025	157,837	448,505
2026	159,282	270,395
2027	110,063	202,970
2028 and thereafter	111,788	—
Total undiscounted cash flows	578,311	1,033,996
Less discounting	(78,462)	(103,209)
Present value of lease liabilities	$499,849	$930,787

	Operating Leases	Finance Leases
2024	$121,726	$448,505
2025	121,726	448,505
2026	121,726	270,395
2027 and thereafter	71,007	202,970
Total undiscounted cash flows	436,185	1,370,375
Less discounting	(58,476)	(169,445)
Present value of lease liabilities	$377,709	$1,200,930

SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES
Operating leases:	2023	2022
Operating lease right-of-use, assets	$370,312	$—
Operating lease liability, current	94,708	—
Operating lease liability, non-current	283,001	—
Total operating lease liabilities	$377,709	$—

Financing leases:	2023	2022
Financing lease right-of-use assets, gross	$1,294,168	$—
Accumulated amortization	(128,324)
Finance lease right-of-use assets, net	$1,165,844	$—
Financing lease liability, current	365,463	—
Financing lease liability, non-current	835,467	—
Financing lease liability, long-term	$1,200,930	$—

Weighted-average remaining lease term:	2023	2022
Operating leases (in years)	3.58	—
Finance leases (in years)	3.25	—

Weighted-average discount rate:	2023	2022
Operating leases	8.07%	—
Finance leases	8.01%	—